FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 5) (Market Risk, Commodity Derivative Instruments)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Crude Oil Instruments: WTI Swap Jan 1, 2014 - Jan 31, 2014	Dec. 31, 2013 Crude Oil Instruments: WTI Swap Feb 1, 2014 - Jun 30, 2014	Dec. 31, 2013 Crude Oil Instruments: WTI Swap Jul 1, 2014 - Dec 31, 2014	Dec. 31, 2013 Crude Oil Instruments: WTI Swap Jan 1, 2015 - Dec 31, 2015	Dec. 31, 2013 Crude Oil Instruments: WCS Differential swap Jan 1, 2014 - Jan 31, 2014	Dec. 31, 2013 Crude Oil Instruments: WCS Differential swap Feb 1, 2014 - Jun 30, 2014	Dec. 31, 2013 Crude Oil Instruments: WCS Differential swap Jul 1, 2014 - Dec 31, 2014	Dec. 31, 2013 Natural Gas Instruments: AECO Swap Jul 1, 2014 - Dec 31, 2014	Dec. 31, 2013 Natural Gas Instruments: AECO Swap Jan 1, 2014 - Dec 31, 2014	Dec. 31, 2013 Natural Gas Instruments: AECO Swap Apr 1, 2014 - Jun 30, 2014	Dec. 31, 2013 Natural Gas Instruments: NYMEX Swap Jan 1, 2015 - Dec 31, 2015	Dec. 31, 2013 Natural Gas Instruments: NYMEX Swap Jan 1, 2014 - Dec 31, 2014	Dec. 31, 2013 Natural Gas Instruments: NYMEX Put Sold Jan 1, 2014 - Dec 31, 2014	Dec. 31, 2013 Natural Gas Instruments: NYMEX Call Purchased Jan 1, 2014 - Dec 31, 2014	Dec. 31, 2013 Natural Gas Instruments: NYMEX Call Sold Jan 1, 2014 - Dec 31, 2014	Dec. 31, 2013 Electricity AESO Power Swap Jan 1, 2015 - Dec 31, 2015 MWh	Dec. 31, 2013 Electricity AESO Power Swap Jan 1, 2014 - Dec 31, 2014 MWh
Risk Management
Maximum percentage of forecasted production volumes net of royalties considered to enter into commodity contracts	80.00%
Volume		23,000	23,000	16,000	500	1,000	2,000	2,000	28.4	4.7	14.2	20.0	75.0	25.0	25.0	25.0
Volume																	10.0	16.0
Weighted average price		93.98	93.98	94.07	90.00	(23.25)	(21.88)	(21.88)	4.25	3.96	4.12	4.16	4.14	3.23	4.17	5.00	51.13	53.33